General (Details) $ in Thousands		1 Months Ended			12 Months Ended
	Jun. 12, 2025	Nov. 30, 2025 USD ($)	Jun. 30, 2025	May 31, 2025	Dec. 31, 2025 USD ($) vessel	Oct. 02, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Ownership Interests [Line Items]
FLNG lease and operate agreement, term					20 years
Cash and cash equivalents					$ 1,151,221		$ 566,384	$ 679,225	$ 878,838
FLNG Gimi
Ownership Interests [Line Items]
FLNG lease and operate agreement, term	20 years		20 years
2025 Senior Unsecured Notes | Unsecured debt
Ownership Interests [Line Items]
Debt instrument, face amount						$ 500,000
One Thousand Two Hundred, Gimi Facility | Secured debt
Ownership Interests [Line Items]
Debt instrument, face amount		$ 1,200,000
Proceeds from issuance of long-term debt		$ 1,200,000
Southern Energy S.A. (“SESA”) | FLNG Hilli
Ownership Interests [Line Items]
FLNG deployment project, term					20 years
Southern Energy S.A. (“SESA”) | MKII FLNG
Ownership Interests [Line Items]
FLNG deployment project, term				20 years
CIMC Raffles | FLNG Hilli
Ownership Interests [Line Items]
FLNG deployment project, term					20 years
FLNG | LNG carrier
Ownership Interests [Line Items]
Number of carriers owned and operated | vessel					2